Deposits (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Time Deposits, $250,000 or More	$ 3,392,941	$ 3,046,208
Interest Expense, Time Deposits, $250,000 or More	22,912	37,123
Time Deposits	148,485,689
Time Deposit Maturities, Next Twelve Months	73,559,404
Time Deposit Maturities, Year Two	49,891,270
Time Deposit Maturities, Year Three	7,724,583
Time Deposit Maturities, Year Four	5,184,146
Time Deposit Maturities, Year Five	11,702,146
Time Deposit Maturities, after Year Five	424,140
Related party deposits	3,704,947	4,616,970
Deposits reclassified as loans	$ 63,654	$ 126,804